Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Feb 21, 2013
Entity Registrant Name	dei_EntityRegistrantName	TOUCHSTONE STRATEGIC TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0000711080
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb 21, 2013
Document Effective Date	dei_DocumentEffectiveDate	Feb 21, 2013
Prospectus Date	rr_ProspectusDate	Nov 30, 2012
Touchstone Micro Cap Value Fund (Prospectus Summary) | Touchstone Micro Cap Value Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MXCAX
Touchstone Micro Cap Value Fund (Prospectus Summary) | Touchstone Micro Cap Value Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MXCSX
Touchstone Micro Cap Value Fund (Prospectus Summary) | Touchstone Micro Cap Value Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MXAIX
Touchstone Micro Cap Value Fund (Prospectus Summary) | Touchstone Micro Cap Value Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MXCIX

Touchstone Micro Cap Value Fund (Prospectus Summary) | Touchstone Micro Cap Value Fund
Touchstone Micro Cap Value Fund
February 21, 2013

TOUCHSTONE STRATEGIC TRUST

Touchstone Micro Cap Value Fund

Supplement to the Prospectus, Summary Prospectus and

Statement of Additional Information Dated November 30, 2012

Notice of Changes to the Micro Cap Value Fund

On February 21, 2013, the Board of Trustees (the “Board”) of Touchstone Strategic Trust approved changes to the name and investment strategy of the Touchstone Micro Cap Value Fund (the “Fund”). Effective on or about April 26, 2013, the Fund will be renamed the Touchstone Small Cap Growth Fund and will seek long-term capital growth as its investment goal by investing, under normal circumstances, at least 80% of its assets in equity securities of small-cap companies. The Fund currently seeks capital appreciation as its investment goal and, under normal circumstances, invests at least 80% of its assets in equity securities of micro-cap companies. The Board approved the change in investment goal and strategy after carefully considering the recommendation of the Fund’s investment advisor, Touchstone Advisors, Inc. This change is intended to provide shareholders the opportunities presented by growth-oriented small capitalization companies.

The Board also approved the selection of Apex Capital Management, Inc. as sub-advisor to the Fund and the termination of Russell Implementation Services, Inc., the Fund’s current interim sub-adviser, to be effective on or about April 26, 2013. Additionally, the Board approved breakpoints in both the advisory and sub-advisory fee schedules that will lower the management fee for shareholders as the Fund grows. Finally, the Board approved lowering the Fund’s total operating expenses limitation, which will reduce total shareholder expenses.

Shareholders of record of the Fund will receive an information statement detailing the changes in the Fund’s investment goals, investment strategies, risks, and management in May 2013.

Please contact your financial advisor or Touchstone Investments at 800.543.0407 if you have any questions.

P.O. Box 9878 ·Providence, RI 02940-8078

Ph: 800.543.0407 ·TouchstoneInvestments.com

Touchstone Funds are distributed by Touchstone Securities, Inc.*

*A registered broker-dealer and member FINRA and SIPC

A Member of Western & Southern Financial Group

Please retain this Supplement for future reference.

Label	Element	Value
Touchstone Micro Cap Value Fund (Prospectus Summary) | Touchstone Micro Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Touchstone Micro Cap Value Fund
Supplement Text	cik0000711080_SupplementTextBlock
February 21, 2013

TOUCHSTONE STRATEGIC TRUST

Touchstone Micro Cap Value Fund

Supplement to the Prospectus, Summary Prospectus and

Statement of Additional Information Dated November 30, 2012

Notice of Changes to the Micro Cap Value Fund

On February 21, 2013, the Board of Trustees (the “Board”) of Touchstone Strategic Trust approved changes to the name and investment strategy of the Touchstone Micro Cap Value Fund (the “Fund”). Effective on or about April 26, 2013, the Fund will be renamed the Touchstone Small Cap Growth Fund and will seek long-term capital growth as its investment goal by investing, under normal circumstances, at least 80% of its assets in equity securities of small-cap companies. The Fund currently seeks capital appreciation as its investment goal and, under normal circumstances, invests at least 80% of its assets in equity securities of micro-cap companies. The Board approved the change in investment goal and strategy after carefully considering the recommendation of the Fund’s investment advisor, Touchstone Advisors, Inc. This change is intended to provide shareholders the opportunities presented by growth-oriented small capitalization companies.

The Board also approved the selection of Apex Capital Management, Inc. as sub-advisor to the Fund and the termination of Russell Implementation Services, Inc., the Fund’s current interim sub-adviser, to be effective on or about April 26, 2013. Additionally, the Board approved breakpoints in both the advisory and sub-advisory fee schedules that will lower the management fee for shareholders as the Fund grows. Finally, the Board approved lowering the Fund’s total operating expenses limitation, which will reduce total shareholder expenses.

Shareholders of record of the Fund will receive an information statement detailing the changes in the Fund’s investment goals, investment strategies, risks, and management in May 2013.

Please contact your financial advisor or Touchstone Investments at 800.543.0407 if you have any questions.

P.O. Box 9878 ·Providence, RI 02940-8078

Ph: 800.543.0407 ·TouchstoneInvestments.com

Touchstone Funds are distributed by Touchstone Securities, Inc.*

*A registered broker-dealer and member FINRA and SIPC

A Member of Western & Southern Financial Group

Supplement Closing	cik0000711080_SupplementclosingTextBlock	Please retain this Supplement for future reference.